Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - Postretirement Benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Benefit Plans [Abstract]
Net actuarial loss (gain)	$ (12,201)	$ (10,247)
Prior service cost	42	55
Total	$ (12,159)	$ (10,192)